Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 298,106	$ 1,165,793
Accounts receivable	125,105
Other receivables	268,089	70,670
Prepaid expenses and other current assets	68,367	65,574
Total current assets	759,667	1,302,037
Non-current assets:
Leasehold improvements and equipment, net	53,976	100,656
Operating lease right-of-use assets	712,088	415,770
Total non-current assets	766,064	516,426
Total assets	1,525,731	1,818,463
Current liabilities:
Deferred revenue	253,889	509,385
Accounts payable, other payables and accruals	179,077	227,565
Current operating lease liabilities	270,556	173,292
Income tax payable	16,509	28,694
Amount due to related parties	388,839	444,802
Total current liabilities	1,108,870	1,383,738
Non-current liabilities:
Non-current operating lease liabilities	441,532	242,478
Total non-current liabilities	441,532	242,478
Total liabilities	1,550,402	1,626,216
Equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the year ended December 31, 2020 and2019)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	23,751	89
(Accumulated loss) Retained earnings	(77,555)	163,025
Total equity	(24,671)	192,247
Total liabilities and equity	$ 1,525,731	$ 1,818,463